Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 443,000	¥ 160,000
Carrying amounts of derivatives that are deemed to guarantees	416,000	138,000
Allowance for credit losses on off-balance-sheet instruments	(14,819)	18,007	¥ 19,262
Other Liabilities
Commitments And Contingencies Disclosure [Line Items]
Allowance for credit losses on off-balance-sheet instruments	¥ 71,000	¥ 87,000